OTHER ASSETS	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS
OTHER ASSETS

(US$ MILLIONS)	June 30, 2018	December 31, 2017
Current
Work in progress (1)	$118	$195
Prepayments and other assets	327	235
Total current	$445	$430
Non-current
Prepayments and other assets	$73	$79
Total non-current	$73	$79
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(1)	See Note 12 for additional information.